Note 7 - Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	2014	2013	2012

Interest (net of amounts capitalized)	$14,444	$43,610	$23,239
Income taxes, net of refunds	43,237	65,875	42,138